Guarantor Statements - Balance Sheet (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Non-current assets
Goodwill and intangible assets	€ 28,401	€ 27,433
Deferred tax assets	1,085	1,354
Other non-current assets	557	718
Non-current assets	43,302	42,545
Current assets
Trade and other current receivables	5,222	5,102
Current tax assets	488	317
Current assets	16,983	13,884
Total assets	60,285	56,429
Current liabilities
Financial liabilities	7,968	5,450
Trade payables and other current liabilities	13,426	13,871
Current tax liabilities	1,088	844
Other current liabilities	177
Total current liabilities	23,177	20,556
Non-current liabilities
Financial liabilities	16,462	11,145
Pensions and post-retirement healthcare liabilities:
Other non-current liabilities	700	667
Total non-current liabilities	22,721	18,893
Total liabilities	45,898	39,449
Shareholders' equity	13,629	16,354
Non-controlling interests	758	626
Total equity	14,387	16,980	€ 16,082	€ 14,263
Total liabilities and equity	60,285	56,429
Unilever Capital Corporation Subsidiary Issuer [Member]
Non-current assets
Amounts due from group companies	17,132	14,931
Non-current assets	17,132	14,931
Current assets
Amounts due from group companies		14
Current assets		14
Total assets	17,132	14,945
Current liabilities
Financial liabilities	2,420	2,415
Amounts due to group companies	6,964	6,682
Trade payables and other current liabilities	65	63
Total current liabilities	9,449	9,160
Non-current liabilities
Financial liabilities	7,377	5,437
Pensions and post-retirement healthcare liabilities:
Total non-current liabilities	7,377	5,437
Total liabilities	16,826	14,597
Shareholders' equity	306	348
Total equity	306	348
Total liabilities and equity	17,132	14,945
Unilever Parent Entities [Member]
Non-current assets
Goodwill and intangible assets	2,143	2,202
Deferred tax assets	90	86
Other non-current assets	6	70
Amounts due from group companies	7,099	4,569
Net assets of subsidiaries (equity accounted)	35,933	39,676
Non-current assets	45,271	46,603
Current assets
Amounts due from group companies	6,119	2,539
Trade and other current receivables	51	70
Current tax assets	57	90
Other current assets	39	6
Current assets	6,266	2,705
Total assets	51,537	49,308
Current liabilities
Financial liabilities	4,685	1,700
Amounts due to group companies	25,457	26,514
Trade payables and other current liabilities	215	193
Other current liabilities	5	4
Total current liabilities	30,362	28,411
Non-current liabilities
Financial liabilities	7,571	4,577
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	8	7
Unfunded schemes	93	96
Other non-current liabilities	5
Total non-current liabilities	7,677	4,680
Total liabilities	38,039	33,091
Shareholders' equity	13,498	16,217
Total equity	13,498	16,217
Total liabilities and equity	51,537	49,308
Unilever United States Inc Subsidiary Guarantor [Member]
Non-current assets
Deferred tax assets	48
Other non-current assets	2	2
Net assets of subsidiaries (equity accounted)	21,568	20,052
Non-current assets	21,618	20,054
Current assets
Amounts due from group companies	5,318	5,293
Trade and other current receivables	3	4
Current tax assets	9
Current assets	5,330	5,297
Total assets	26,948	25,351
Current liabilities
Financial liabilities	1	1
Amounts due to group companies	24	15
Trade payables and other current liabilities	11	18
Current tax liabilities		21
Total current liabilities	36	55
Non-current liabilities
Amounts due to group companies	14,517	14,925
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	103	101
Unfunded schemes	439	513
Other non-current liabilities	1	46
Total non-current liabilities	15,060	15,585
Total liabilities	15,096	15,640
Shareholders' equity	11,852	9,711
Total equity	11,852	9,711
Total liabilities and equity	26,948	25,351
Non Guarantor Subsidiaries [Member]
Non-current assets
Goodwill and intangible assets	26,258	25,231
Deferred tax assets	947	1,268
Other non-current assets	13,808	13,686
Non-current assets	41,013	40,185
Current assets
Amounts due from group companies	32,445	33,211
Trade and other current receivables	5,168	5,028
Current tax assets	422	227
Other current assets	11,234	8,459
Current assets	49,269	46,925
Total assets	90,282	87,110
Current liabilities
Financial liabilities	862	1,334
Amounts due to group companies	11,437	7,846
Trade payables and other current liabilities	13,135	13,597
Current tax liabilities	1,088	823
Other current liabilities	690	387
Total current liabilities	27,212	23,987
Non-current liabilities
Financial liabilities	1,514	1,131
Amounts due to group companies	9,714	4,575
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	1,114	2,055
Unfunded schemes	977	1,095
Other non-current liabilities	3,519	3,835
Total non-current liabilities	16,838	12,691
Total liabilities	44,050	36,678
Shareholders' equity	45,474	49,806
Non-controlling interests	758	626
Total equity	46,232	50,432
Total liabilities and equity	90,282	87,110
Unilever Group [Member]
Non-current assets
Goodwill and intangible assets	28,401	27,433
Deferred tax assets	1,085	1,354
Other non-current assets	13,816	13,758
Non-current assets	43,302	42,545
Current assets
Trade and other current receivables	5,222	5,102
Current tax assets	488	317
Other current assets	11,273	8,465
Current assets	16,983	13,884
Total assets	60,285	56,429
Current liabilities
Financial liabilities	7,968	5,450
Trade payables and other current liabilities	13,426	13,871
Current tax liabilities	1,088	844
Other current liabilities	695	391
Total current liabilities	23,177	20,556
Non-current liabilities
Financial liabilities	16,462	11,145
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	1,225	2,163
Unfunded schemes	1,509	1,704
Other non-current liabilities	3,525	3,881
Total non-current liabilities	22,721	18,893
Total liabilities	45,898	39,449
Shareholders' equity	13,629	16,354
Non-controlling interests	758	626
Total equity	14,387	16,980
Total liabilities and equity	60,285	56,429
Eliminations [Member]
Non-current assets
Amounts due from group companies	(24,231)	(19,500)
Net assets of subsidiaries (equity accounted)	(57,501)	(59,728)
Non-current assets	(81,732)	(79,228)
Current assets
Amounts due from group companies	(43,882)	(41,057)
Current assets	(43,882)	(41,057)
Total assets	(125,614)	(120,285)
Current liabilities
Amounts due to group companies	(43,882)	(41,057)
Total current liabilities	(43,882)	(41,057)
Non-current liabilities
Amounts due to group companies	(24,231)	(19,500)
Pensions and post-retirement healthcare liabilities:
Total non-current liabilities	(24,231)	(19,500)
Total liabilities	(68,113)	(60,557)
Shareholders' equity	(57,501)	(59,728)
Total equity	(57,501)	(59,728)
Total liabilities and equity	€ (125,614)	€ (120,285)